Directors' and key management remuneration - Additional information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Director	Dec. 31, 2018 USD ($) Director	Dec. 31, 2017 USD ($) Director
Disclosure Of Directors And Key Management Remuneration [Line Items]
Aggregate remuneration incurred	$ 40,494	$ 39,592	$ 31,543
Aggregate pension contribution to defined contribution plans	477	629	415
Other employment costs	$ 2,066	$ 2,360	$ 2,122
Defined Benefit Plan
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of directors accrued retirement benefits under defined contribution arrangements | Director	0
Defined Contribution Plans
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of directors accrued retirement benefits under defined contribution arrangements | Director	2	3	2
Rio Tinto plc [Member]
Disclosure Of Directors And Key Management Remuneration [Line Items]
Aggregate remuneration incurred	$ 11,565	$ 11,465	$ 12,624
Aggregate pension contribution to defined contribution plans	42	80	135
Rio Tinto Limited [Member]
Disclosure Of Directors And Key Management Remuneration [Line Items]
Aggregate pension contribution to defined contribution plans	0	0	0
Aggregate remuneration including pension contributions and other retirement benefits	$ 749	$ 607	$ 535